                        METROPOLITAN SERIES FUND, INC.

                       SUPPLEMENT DATED OCTOBER 7, 2002
                        TO PROSPECTUS DATED MAY 1, 2002

               State Street Research Aggressive Growth Portfolio

   The following information supplements the Metropolitan Series Fund, Inc. prospectus dated May 1, 2002. You should keep this Supplement to the Prospectus for future reference.

   Change in portfolio manager for the State Street Research Aggressive Growth
Portfolio: The paragraph under "About the Investment Managers - State Street Research Aggressive Growth Portfolio" is hereby replaced with the following:

   "Eileen Leary has been responsible for the Portfolio's day-to-day management since October 2002. A senior vice president, she joined State Street Research in 1989 and has been an investment professional since 1993."

                        METROPOLITAN SERIES FUND, INC.

                       SUPPLEMENT DATED OCTOBER 7, 2002
                        TO PROSPECTUS DATED MAY 1, 2002

                       Putnam Large Cap Growth Portfolio

   The following information supplements the Metropolitan Series Fund, Inc. prospectus dated May 1, 2002. You should keep this Supplement to the Prospectus for future reference.

   Change in portfolio manager for the Putnam Large Cap Growth Portfolio: The paragraph under "About the Investment Managers--Putnam Large Cap Growth Portfolio" is hereby replaced with the following:

   "The Portfolio is managed by Putnam's Large Cap Growth team, with Mr. Brian O'Toole as Managing Director and Chief Investment Officer. In this role, he heads the team managing global and U.S. large-cap growth equity portfolios for both institutional and mutual fund investors. Mr. O'Toole is also the portfolio leader for other Putnam funds. Mr. O'Toole joined Putnam in 2002 and has 16 years of investment experience. Before joining Putnam, Mr. O'Toole was the Managing Director and Head of U.S. Growth Equities at Citigroup Asset Management from 1998-2002, and a Senior Portfolio Manager at The Northern Trust Company from 1994 to 1998.